Derivatives	12 Months Ended
Dec. 31, 2023
Derivatives
Derivatives

14 Derivatives

Derivative is a term covering a wide range of financial instruments that derive their fair value from an underlying rate or price, for example interest rates or exchange rates (the underlying). NatWest Group uses derivatives as a part of its trading activities, to manage its own risks such as interest rate, foreign exchange, or credit risk and in certain customer transactions. This note shows contracted volumes of derivatives, how they are used for hedging purposes and more specifically the effects of the application of hedge accounting.

For accounting policy information refer to Accounting policies 3.8 and 3.11.

	Notional			Asset			Liability
	Traded on			Traded on			Traded on
	recognised	Traded over		recognised	Traded over		recognised	Traded over
	exchanges	the counter	Total	exchanges	the counter	Total	exchanges	the counter	Total
2023	£bn	£bn	£bn	£m	£m	£m	£m	£m	£m
Interest rate	819	9,449	10,268	48	44,515	44,563	34	38,449	38,483
- Swaps	—	6,533	6,533	—	33,807	33,807	—	27,424	27,424
- Options	510	1,674	2,184	48	10,708	10,756	34	11,025	11,059
- Forwards and futures	309	1,242	1,551	—	—	—	—	—	—
Exchange rate	1	3,119	3,120	—	34,161	34,161	—	33,586	33,586
- Swaps	—	449	449	—	8,173	8,173	—	7,370	7,370
- Options	1	674	675	—	4,181	4,181	—	4,197	4,197
- Spot, forwards and futures	—	1,996	1,996	—	21,807	21,807	—	22,019	22,019
Credit	—	15	15	—	180	180	—	326	326
Equity and commodity	—	—	—	—	—	—	—	—	—
Total	820	12,583	13,403	48	78,856	78,904	34	72,361	72,395

2022
Interest rate	707	10,035	10,742	113	53,367	53,480	33	48,502	48,535
- Swaps	—	7,201	7,201	—	39,039	39,039	—	32,992	32,992
- Options	296	1,418	1,714	113	14,328	14,441	33	15,510	15,543
- Forwards and futures	411	1,416	1,827	—	—	—	—	—	—
Exchange rate	2	3,166	3,168	—	45,829	45,829	—	45,237	45,237
- Swaps	—	438	438	—	11,840	11,840	—	10,430	10,430
- Options	2	835	837	—	6,375	6,375	—	6,647	6,647
- Spot, forwards and futures	—	1,893	1,893	—	27,614	27,614	—	28,160	28,160
Credit	—	15	15	—	236	236	—	275	275
Equity and commodity	—	—	—	—	—	—	—	—	—
Total	709	13,216	13,925	113	99,432	99,545	33	94,014	94,047

Included in the table above is the notional amount of £7,280 billion (2022 - £8,065 billion) of interest rate derivatives that are traded over the counter and settled through central clearing counterparties. NatWest Group has no other type of derivatives that are settled through central counterparties.

Hedge accounting using derivatives

NatWest Group applies hedge accounting to reduce the accounting mismatch caused in the income statement by using derivatives to hedge the following risks: interest rate, foreign exchange and the foreign exchange risk associated with net investment in foreign operations.

14 Derivatives continued

NatWest Group’s interest rate hedging relates to the management of NatWest Group’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates on its financial instruments. NatWest Group manages this risk within approved limits. Residual risk positions are hedged with derivatives, principally interest rate swaps.

Cash flow hedges of interest rate risk relate to exposures to the variability in future interest payments and receipts due to the movement of interest rates on forecast transactions and on financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps, which convert variable cash flows into fixed. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant interest rates, most notably SOFR, EURIBOR, the European Central Bank deposit rate, SONIA and the Bank of England Official Bank Rate. The variability in cash flows due to movements in the relevant interest rate is hedged; this risk component is identified using the risk management systems of NatWest Group and encompasses the majority of cash flow variability risk.

Suitable larger fixed rate financial instruments are subject to fair value hedging in line with documented risk management strategies.

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in financial assets and financial liabilities to floating. The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the interest rate risk component of the hedged item. The significant interest rates identified as risk components are SOFR, EURIBOR, ESTR and SONIA. These risk components are identified using the risk management systems of NatWest Group and encompass the majority of the hedged item’s fair value risk.

NatWest Group hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. NatWest Group reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in NatWest Group where payments are denominated in currencies other than the functional currency. Residual risk positions are hedged with foreign exchange derivatives, fixing the exchange rate the payments will be settled in. The derivatives are documented as cash flow hedges.

For all cash flow hedging, fair value hedge relationships and net investment hedging, NatWest Group determines that there is an economic relationship between the hedged item and hedging instrument via assessing the initial and ongoing effectiveness by comparing movements in the fair value of the expected highly probable forecast interest cash flows/fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging instrument. The method used for comparing movements is either regression testing, or the dollar offset method. The method for testing effectiveness and the period over which the test is performed depends on the applicable risk management strategy and is applied consistently to each risk management strategy. Hedge effectiveness is assessed on a cumulative basis and the determination of effectiveness is in line with the requirements of IAS 39.

NatWest Group uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting. Hedge ineffectiveness is measured in line with the requirements of IAS 39 and recognised in the income statement as it arises.

Derivatives in hedge accounting relationships

Included in the table below are derivatives held for hedging purposes as follows.

	2023				2022
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts (2)	67.6	1,139	2,607	406	58.7	1,554	3,009	482

Cash flow hedging
Interest rate contracts	140.0	1,924	4,970	1,211	167.6	2,681	6,207	(3,342)
Exchange rate contracts	16.9	112	254	(12)	6.3	142	112	(3)

Net investment hedging
Exchange rate contracts	0.3	2	7	(3)	0.5	1	9	4
	224.8	3,177	7,838	1,602	233.1	4,378	9,337	(2,859)
IFRS netting and clearing house settlements		(3,063)	(7,568)			(4,235)	(9,205)
		114	270			143	132

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.

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Hedge ineffectiveness

Hedge ineffectiveness recognised in other operating income comprises.

	2023	2022	2021
	£m	£m	£m
Fair value hedging
Loss on hedged items attributable to the hedged risk	(364)	(442)	(846)
Gain on the hedging instruments	406	482	897
Fair value hedging ineffectiveness	42	40	51
Cash flow hedging
Interest rate risk	10	(60)	(26)
Cash flow hedging ineffectiveness	10	(60)	(26)
Total	52	(20)	25

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

-	The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).
-	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
-	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).

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Maturity of notional hedging contracts

The following table shows the period in which the notional of hedging contract ends.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Interest rate risk (1)
Hedging assets	0.1	1.7	7.1	9.0	5.9	4.7	28.5
Hedging liabilities	2.7	3.3	13.4	11.3	7.7	0.7	39.1
2022
Fair value hedging
Interest rate risk (1)
Hedging assets	0.5	1.9	4.7	4.9	4.2	3.6	19.8
Hedging liabilities	1.0	2.9	14.6	10.3	9.6	0.5	38.9

2023
Cash flow hedging
Interest rate risk
Hedging assets	3.9	14.5	33.9	22.8	10.1	—	85.2
Hedging liabilities	0.8	3.9	39.1	10.1	0.3	0.6	54.8
Exchange rate risk
Hedging assets	0.3	0.7	1.6	—	—	—	2.6
Hedging liabilities	8.4	0.8	2.4	2.5	0.2	—	14.3
2022
Cash flow hedging
Interest rate risk
Hedging assets	6.6	9.4	46.5	21.9	10.1	—	94.5
Hedging liabilities	17.3	26.8	15.7	5.1	7.5	0.7	73.1
Exchange rate risk
Hedging assets	0.1	—	—	—	—	—	0.1
Hedging liabilities	—	1.1	2.8	2.1	0.2	—	6.2

(1)	The hedged risk includes inflation risk.

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Average fixed interest rates

The following table shows average fixed rate for cash flow hedges, interest rate risk.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2023	%	%	%	%	%	%	%
Average fixed interest rate
Hedging assets	1.16	2.46	1.19	3.30	1.77	3.12	2.04
Hedging liabilities	0.93	2.54	4.36	2.28	2.36	4.50	3.79
2022
Average fixed interest rate
Hedging assets	1.36	1.98	1.71	2.04	1.02	3.12	1.72
Hedging liabilities	1.27	0.95	2.75	1.03	2.68	4.55	1.63

Average foreign exchange rates

For cash flow hedging of exchange rate risk, the average foreign exchange rates applicable across the relationships were as below for the main currencies hedged.

	2023	2022
INR/GBP	105.03	100.54
USD/GBP	1.28	1.29
CHF/GBP	1.08	1.15
JPY/GBP	170.54	132.89
JPY/USD	129.75	128.29
NOK/USD	9.21	9.21

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Analysis of hedged items and related hedging instruments

The table below analyses assets and liabilities subject to hedging derivatives.

			Changes in fair
	Carrying value	Impact on	value used as
	of hedged	hedged items	a basis to
	assets and	included in	determine
	liabilities	carrying value	ineffectiveness (1)
2023	£m	£m	£m
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,663	(316)	167
Other financial assets - securities	22,896	174	636
Total (3)	28,559	(142)	803

Bank and customer deposits	745	(3)	(6)
Other financial liabilities - debt securities in issue	36,305	(1,151)	(1,023)
Subordinated liabilities	5,346	(320)	(138)
Total	42,396	(1,474)	(1,167)

2022
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,764	(526)	(1,236)
Other financial assets - securities	12,897	(922)	(2,525)
Total (3)	18,661	(1,448)	(3,761)

Bank and customer deposits	565	(3)	3
Other financial liabilities - debt securities in issue	35,856	(2,222)	2,790
Subordinated liabilities	5,504	(547)	526
Total	41,925	(2,772)	3,319

For the notes to this table refer to the following page.

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		Changes in fair value
	Carrying value of	used as a basis to
	hedged assets and liabilities	determine ineffectiveness (1)
2023	£m	£m
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,583	(2,796)
Other financial assets - securities	623	(22)
Total	85,206	(2,818)

Bank and customer deposits	54,675	1,610
Other financial liabilities - debt securities in issue	156	7
Total	54,831	1,617

Cash flow hedging - exchange rate
Loans to banks and customers - amortised cost (4)	583	—
Other financial assets - securities	1,839	—
Total	2,422	—

Other financial liabilities - debt securities in issue	11,460	9
Subordinated liabilities	—	—
Other	201	3
Total	11,661	12

2022
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	93,212	5,263
Other financial assets - securities	1,176	73
Total	94,388	5,336

Bank and customer deposits	72,610	(2,008)
Other financial liabilities - debt securities in issue	571	(46)
Total	73,181	(2,054)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (4)	—	—
Other financial assets - securities	—	—
Total	—	—

Other financial liabilities - debt securities in issue	4,141	(2)
Subordinated liabilities	—	—
Other	204	5
Total	4,345	3

(1)The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)The hedged risk includes inflation risk.
(3)Carrying values include £57 million (2022 - £61 million) adjustment for discontinued fair value hedges.
(4)Includes cash and balances at central banks.

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Analysis of cash flow and foreign exchange hedge reserve

The following table shows an analysis of the pre-tax cash flow hedge reserve and foreign exchange hedge reserve.

	2023		2022
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(2,330)	—	(3,576)	—
Foreign exchange risk	1	(18)	16	(85)
De-designated
Interest rate risk	(304)	—	(297)	—
Foreign exchange risk	4	(771)	20	(880)
Total	(2,629)	(789)	(3,837)	(965)

	2023		2022
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	137	—	(2,997)	(64)
Foreign exchange risk	50	107	24	(202)
Total	187	107	(2,973)	(266)

Amount transferred from equity to earnings
Interest rate risk to net interest income	1,112	—	(252)	—
Interest rate risk to non interest income (1)	(10)	—	(21)	—
Interest rate risk to operating expenses	—	—	(14)	—
Foreign exchange risk to net interest income	(74)	—	(29)	—
Foreign exchange risk to non interest income	(9)	69	15	7
Foreign exchange risk to operating expenses	2	—	(3)	—
Total	1,021	69	(304)	7

(1)	There was £10 million (2022 - £21 million) reclassified with the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.